Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,790,483	$ 2,780,517
Accounts receivable, less allowance for doubtful accounts $223,728 (2024 - $220,733) (Note 3)	4,062,819	5,181,211
Prepaid expenses	129,970	65,404
Total Current Assets	5,983,272	8,027,132
Equipment (Note 4)	30,099	25,803
Goodwill (Note 6)	3,301,439	3,301,439
Intangible assets (Note 5)	241,193	368,884
Long term cash equivalent	8,034	7,553
Security deposit	7,471	3,422
Total Assets	9,571,508	11,734,233
Current liabilities:
Accounts payable	1,812,617	2,779,710
Accrued liabilities	869,443	961,653
Total Liabilities	2,778,716	3,807,544
Commitments (Note 10)
Stockholders’ Equity (Note 8):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2024 - 131,304,499)	51,702,094	51,546,940
Accumulated deficit	(44,933,882)	(43,644,831)
Accumulated other comprehensive income:
Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	6,792,792	7,926,689
Total Liabilities and Stockholders’ Equity	9,571,508	11,734,233
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 11)	$ 96,656	$ 66,181